16. Intangible assets (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill
Additions	R$ 198	R$ 298
Lease		(1)
Intangible assets financing - Addition	(1)	(23)
Intangible assets financing - Payments	4	46
Total	R$ 201	R$ 320	R$ 715